Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Supplemental Schedule
Walmart Puerto Rico 401(k) Plan
EIN #71-0415188, Plan #004
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
January 31, 2026

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	Investments
*	Walmart Inc. Equity Securities	Common Stock	**	$24,235,146

	Cash Equivalent
*	Bank of America N.A. Merrill Lynch Bank Deposit	Cash Equivalent, 3.15%	**	1,075,935

	Mutual Funds
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2030 Fund	**	20,506,989
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2035 Fund	**	31,633,340
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2040 Fund	**	38,724,716
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2045 Fund	**	33,392,334
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2050 Fund	**	21,298,095
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2055 Fund	**	13,424,774
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2060 Fund	**	8,144,474
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2065 Fund	**	3,347,930
	BlackRock Institutional Trust Company, N.A.	LifePath Index 2070 Fund	**	498,519
	BlackRock Institutional Trust Company, N.A.	LifePath Index Retirement Fund	**	11,804,960
	The Vanguard Group, Inc.	Federal Money Market Fund	**	978,499
	The Vanguard Group, Inc.	Total Bond Market Index Fund	**	142,295
	The Vanguard Group, Inc.	Total International Stock Index Fund	**	514,167
	The Vanguard Group, Inc.	Total Stock Market Index Fund	**	1,631,695
	Total Mutual Funds			186,042,787

	Total Investments			$211,353,868

*	Notes Receivable from Participants	Loans to participants, interest rates ranging from 4.25% to 9.50% with various maturities		$10,645,049
* Represents a party-in-interest.
** Column (d) cost information not required as accounts are participant directed.